COMMERCIAL PROPERTY REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of Components of Commercial Property Revenue
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Base rent	$4,074	$3,999	$3,153
Straight-line rent	(31)	16	25
Lease termination	31	34	27
Other lease income(1)	711	728	662
Other revenue from tenants(2)	1,176	1,152	982
Total commercial property revenue	$5,961	$5,929	$4,849
(1)Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.
(2)Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15.

Disclosure of Maturity Analysis of Operating Lease Payments	Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year	$2,857	$3,625
1-5 years	8,496	10,576
More than 5 years	6,808	9,284
Total	$18,161	$23,485